Cover	Apr. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Entity File Number	001-43138
Entity Registrant Name	BIMERGEN ENERGY CORPORATION
Entity Central Index Key	0001066764
Entity Tax Identification Number	93-3419812
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	895 Dove Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(855)
Local Phone Number	946-0154
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BESS
Security Exchange Name	NYSEAMER
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	BESSWS
Security Exchange Name	NYSEAMER